GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and Administrative Expenses [Line Items]
Share-based compensation	$ 3,724	$ 312	$ 56
Total general and administrative	6,626	1,703	1,090
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Salaries and related expenses	1,830	952	682
Share-based compensation	2,934	208	16
Professional services	609	114	96
Office rent and maintenance	108	105	104
Depreciation	7	7	7
Others	$ 1,138	$ 317	$ 185